Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Cost of sales	$ 1,684,200	$ 1,673,834
Parts And Material Costs [Member]
Disclosure Of Inventories [Line Items]
Cost of sales	978,614	956,398
Labour Costs [Member]
Disclosure Of Inventories [Line Items]
Cost of sales	$ 494,307	$ 506,162